UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM 10-D

________________

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 30, 2013 to November 3, 2013

Commission File Number of issuing entity: 333-181103-03

GE EQUIPMENT TRANSPORTATION LLC, SERIES 2013-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181103

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GENERAL ELECTRIC CAPITAL CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

10 Riverview Drive, Danbury, Connecticut	06810
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 749-2101
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2013-1 Asset Backed notes in the Classes Specified herein	[_____]	[_____]	[__X___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No ____

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in Exhibit 99.1

Introductory and explanatory information regarding the material terms, parties and distributions in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2013-1 (the “Series 2013-1 Notes”) dated March 12, 2013 and the related Prospectus dated March 6, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered under the 2013-1 Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class B and Class C.

No assets securitized by General Electric Capital Corporation (the “Securitizer”) and held by GE Equipment Transportation LLC, Series 2013-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period September 30, 2013 through November 3, 2013.

The Securitizer filed its most recent Form ABS-15G on February 8, 2013. The CIK number of the Securitizer is 0000040554.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Nothing to report.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Default Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Nothing to report.

Item 6. Significant Obligors of Pool Assets.

Nothing to report.

Item 7. Significant Enhancement Provider Information.

Nothing to report.

Item 8. Other Information.

Nothing to report.

Item 9. Exhibits.

(a) Documents filed as part of this report Exhibit 99.1 2013-1 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C.
(Depositor)

Dated: November 26, 2013	By: /s/ Michael Ablondi________________
Name: Michael Ablondi
Title: Vice President and Principal Servicing Officer